Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	497
Document Period End Date		dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name		dei_EntityRegistrantName	Cavanal Hill Funds
Central Index Key		dei_EntityCentralIndexKey	0000864508
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	chf
Document Creation Date		dei_DocumentCreationDate	Sep. 01, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date		rr_ProspectusDate	Sep. 01, 2015
Supplement [Text Block]		chf_SupplementTextBlock

This Supplement (1) provides updated information regarding the Administration Fee applicable to each of the Cavanal Hill Funds, (2) provides updated information regarding the Management Fee applicable to the Cavanal Hill Opportunistic Fund, (3) provides for the householding of shareholder mailings, and (4) clarifies information regarding the applicability of Class A initial sales charge waivers. The information in this supplement supersedes any information to the contrary in the Cavanal Hill Funds’ Prospectus dated December 31, 2014 (“Prospectus”).

(1) Change in Administration Fee – All Series and Classes

At a meeting of the Board of Trustee (the “Board”) of the Cavanal Hill Funds (the “Trust”) held on July 24, 2015, the Board approved a reduction in the administration fee applicable to the Cavanal Hill Funds, as agreed to in the Administration Agreement between the Trust and Cavanal Hill Investment Management, Inc. (“Adviser”) , as set forth below:

From twenty one-hundredths(0.20%) to eight one-hundredths of one percent (0.08%) of each Portfolio’s average daily net assets, other than the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund (together, the “Money Market Funds”).

From twelve one-hundredths (0.12)% to five one-hundredths of one percent (0.05%) of the Money Market Fund’s average daily net assets.

In association with the reduction in the administration fee, the Board also approved the elimination of contractual administration fee waivers, as agreed to in the Administration Fee Waiver Agreement Termination between the Trust and the Adviser.

Effective immediately, the reduction in the administration fee and discontinuance of the contractual administration fee waiver shall be reflected in the “Fees and Expenses of the Fund” and “Example” items in the prospectus and all references to administration fee waivers shall be removed. The changes for each of the Funds are presented in Exhibit A.

(2) Change in Management Fee – Opportunistic Series (A Shares, C Shares, No-Load Investor Shares, Institutional Shares)

At a meeting of the Board of Trustee (the “Board”) of the Cavanal Hill Funds (the “Trust”) held on July 24, 2015, the Board approved a reduction in the management fee applicable to the Opportunistic Fund from 1.35% to 0.85%, as agreed to in the Investment Advisory Agreement between the Trust and Cavanal Hill Investment Management, Inc. (“Adviser”) In association with the reduction in the management fee, the Board also approved the elimination of contractual management fee waiver/ expense cap, as agreed to in the Investment Advisory Fee Waiver Agreement between the Trust and the Adviser.

Effective immediately, the reduction in the management fee and discontinuance of the contractual management fee waiver/expense cap for the Opportunistic Series shall be reflected in the “Fees and Expenses of the Fund” and “Example” items in the prospectus and all references to management fee waiver/expense cap applicable to the Opportunistic Series shall be removed. The changes for the Opportunistic Fund are presented in Exhibit A.

(3) Householding of Shareholder Mailings

Effective immediately, the following information shall be added to the Cavanal Hill Funds’ Prospectus at the bottom of page 46, under the section titled “Payments to Financial Intermediaries”:

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

To reduce expenses, we may only mail one copy of each of the Fund’s prospectus, annual report or semi-annual report to those addresses shared by two or more accounts, unless we receive contrary instruction from you. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 1-800-762-7085. If you are not a direct shareholder, please contact your financial institution to opt out of householding. We will begin sending you individual copies thirty days after receiving your request.

(4) Class A Initial Sales Charge Waivers

Effective immediately, the following information shall be added to page 47 of the Cavanal Hill Funds’ Prospectus, as a third bullet point below the table in the section titled: “Initial Sales Charge (Bond and Equity Funds, Class A Only)”:

·	Class A Series of the Funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with the Distributor to sell Class A Shares; (ii) directors, officers, and employees of the Adviser and its affiliates; and (iii) Trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with the Distributor that allows the waiver of the sales charge.

All other information contained in the Prospectus remains unchanged.

U.S. Treasury Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill U.S. Treasury Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

U.S. Treasury Fund | Administrative Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.79%
Less Fee Waivers	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 70
3 Years		rr_ExpenseExampleYear03	242
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 969
U.S. Treasury Fund | Service Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.79%
Less Fee Waivers	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 40
3 Years		rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 941
U.S. Treasury Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.54%
Less Fee Waivers	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 28
3 Years		rr_ExpenseExampleYear03	146
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 651
U.S. Treasury Fund | Select Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.54%
Less Fee Waivers	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 19
3 Years		rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	267
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 643
U.S. Treasury Fund | Premier Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.04%
Less Fee Waivers	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 25
3 Years		rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,198
Cash Management Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill Cash Management Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Cash Management Fund | Administrative Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.79%
Less Fee Waivers	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 57
3 Years		rr_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 956
Cash Management Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.54%
Less Fee Waivers	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 28
3 Years		rr_ExpenseExampleYear03	146
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 651
Cash Management Fund | Select Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.54%
Less Fee Waivers	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 19
3 Years		rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	267
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 643
Cash Management Fund | Premier Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.04%
Less Fee Waivers	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 25
3 Years		rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,198
Tax-Free Money Market Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill Tax-Free Money Market Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Tax-Free Money Market Fund | Administrative Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.81%
Less Fee Waivers	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
3 Years		rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	440
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 992
Tax-Free Money Market Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.56%
Less Fee Waivers	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 30
3 Years		rr_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	286
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 676
Tax-Free Money Market Fund | Select Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.56%
Less Fee Waivers	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 22
3 Years		rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	278
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 668
Tax-Free Money Market Fund | Premier Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.06%
Less Fee Waivers	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 27
3 Years		rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	507
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,222
Short-Term Income Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill Short-Term Income Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Short-Term Income Fund | A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	[4]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.14%
Less Fee Waivers	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 264
3 Years		rr_ExpenseExampleYear03	506
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	768
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,515
Short-Term Income Fund | Investor Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.29%
Less Fee Waivers	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 66
3 Years		rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	646
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,500
Short-Term Income Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.04%
Less Fee Waivers	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 40
3 Years		rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,212
Intermediate Bond Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill Intermediate Bond Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information is available about these and other discounts from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Intermediate Bond Fund | A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	[4]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.34%
Less Fee Waivers	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 289
3 Years		rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	877
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,742
Intermediate Bond Fund | Investor Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.49%
Less Fee Waivers	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
3 Years		rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	757
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,729
Intermediate Bond Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.24%
Less Fee Waivers	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 65
3 Years		rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	623
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,447
Bond Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill Bond Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return and each year that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Bond Fund | A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	[4]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.21%
Less Fee Waivers	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 276
3 Years		rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,598
Bond Fund | Investor Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.36%
Less Fee Waivers	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 78
3 Years		rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	687
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,583
Bond Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.11%
Less Fee Waivers	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
3 Years		rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	553
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,298
Intermediate Tax-Free Bond Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill Intermediate Tax-Free Bond Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Intermediate Tax-Free Bond Fund | A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	[4]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.16%
Less Fee Waivers	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 271
3 Years		rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	783
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,541
Intermediate Tax-Free Bond Fund | Investor Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.31%
Less Fee Waivers	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 74
3 Years		rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	662
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,527
Intermediate Tax-Free Bond Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.06%
Less Fee Waivers	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
3 Years		rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	526
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,240
Balanced Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill Balanced Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Balanced Fund | A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	[7]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.45%
Less Fee Waivers	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 445
3 Years		rr_ExpenseExampleYear03	746
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,069
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,984
Balanced Fund | Investor Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.60%
Less Fee Waivers	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
3 Years		rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	810
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,846
Balanced Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.35%
Less Fee Waivers	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
3 Years		rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	678
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,568
U.S. Large Cap Equity Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill U.S. Large Cap Equity Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

U.S. Large Cap Equity Fund | A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	[7]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.69%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.29%
Less Fee Waivers	[9]	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 439
3 Years		rr_ExpenseExampleYear03	708
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	997
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,819
U.S. Large Cap Equity Fund | Investor Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.69%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.44%
Less Fee Waivers	[9]	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
3 Years		rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	736
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,678
U.S. Large Cap Equity Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.69%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.19%
Less Fee Waivers	[9]	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 66
3 Years		rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	602
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,395
Opportunistic Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill Opportunistic Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Opportunistic Fund | A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	[7]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	[10]	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.85%
Less Fee Waivers	[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 522
3 Years		rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,307
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,435
Opportunistic Fund | Investor Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	[10]	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.00%
Less Fee Waivers	[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 183
3 Years		rr_ExpenseExampleYear03	608
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,311
Opportunistic Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	[10]	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.75%
Less Fee Waivers	[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 153
3 Years		rr_ExpenseExampleYear03	527
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	926
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,042
World Energy Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	Cavanal Hill World Energy Fund
Supplement [Text Block]		chf_Supplement1TextBlock	Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

World Energy Fund | Class A
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.26%
Less Fee Waivers	[12]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 454
3 Years		rr_ExpenseExampleYear03	717
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	999
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,802
World Energy Fund | Class C
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.16%
Less Fee Waivers	[12]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 184
3 Years		rr_ExpenseExampleYear03	642
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,127
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,465
World Energy Fund | Investor Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.41%
Less Fee Waivers	[12]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 108
3 Years		rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	738
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,661
World Energy Fund | Institutional Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution/Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.16%
Less Fee Waivers	[12]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers		rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 83
3 Years		rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,378

[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[2]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.13% paid by the Administrative Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[3]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[4]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.
[5]	The Adviser has contractually agreed to waive 0.40% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[6]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[7]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.
[8]	The Adviser has contractually agreed to waive 0.39% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[9]	The Adviser has contractually agreed to waive 0.29% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[10]	Acquired Fund Fees and Expenses have been restated to reflect the fact that a security that bore an expense ratio of 8% has been sold and there is no expectation of holding such security in the future.
[11]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may be terminated or modified with the approval of the Fund's Board of Trustees.
[12]	The Adviser has contractually agreed to waive 0.10% of its Management Fees and to waive or assume certain expenses so that expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 1.15%, plus class-specific fees, until December 31, 2015. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.